Acquisitions (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Significant Acquisitions and Disposals [Line Items]
Other Cost and Expense, Operating	$ 2,896	$ 61,632	$ 31,268	$ 4,006	$ 2,046	$ 2,946	$ 49,209	$ 11,512	$ 99,802	$ 65,713	$ 16,093
Payments to Acquire Businesses, Net of Cash Acquired									3,895	34,873	101,933
Acquisition And Other Related Costs [Member]
Significant Acquisitions and Disposals [Line Items]
Other Cost and Expense, Operating									$ 2,300	$ 1,380	$ 25,549